UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21464

Name of Fund: BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2013

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Consolidated Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23	USD	143	$149,793
Fraser Sullivan CLO Ltd., Series 2012-7A, Class C, 4.47%, 4/20/23 (a)(b)		250	222,125
Gannett Peak CLO Ltd., Series 2006-1X, Class A2, 0.83%, 10/27/20 (b)		305	248,575
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D, 4.61%, 4/17/22 (a)(b)		400	369,880
Goldman Sachs Asset Management CLO Plc, Series 2007-1A, Class B, 0.92%, 8/01/22 (a)(b)		665	545,300
LCM LP, Series 11A, Class D2, 4.28%, 4/19/22 (a)(b)		425	379,100
MAPS CLO Fund LLC, Series 2005- 1A, Class C, 1.42%, 12/21/17 (a)(b)		300	283,320
Race Point CLO, Series 2012-6A, Class D, 4.97%, 5/24/23 (a)(b)		275	257,455
Symphony CLO Ltd., Series 2012- 9A, Class D, 4.62%, 4/16/22 (a)(b)		500	463,850
Total Asset-Backed Securities – 2.0%			2,919,398

Common Stocks (c)	Shares
Auto Components — 0.7%
Delphi Automotive Plc	33,615	975,835
Delphi Automotive Plc	1	38
		975,873
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.	10,732	4,937
Electrical Equipment — 0.0%
Medis Technologies Ltd.	13,053	48
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.	1,860	9,319
Software — 0.0%
HMH Holdings/EduMedia	47,227	472
Total Common Stocks – 0.7%		990,649

Corporate Bonds	Par (000)		Value
Airlines — 0.0%
Delta Air Lines, Inc., Series 2009-1, Class B, 9.75%, 6/17/18	USD	55	$59,216
Auto Components — 0.8%
Icahn Enterprises LP:
7.75%, 1/15/16		30	31,500
8.00%, 1/15/18		1,075	1,138,156
			1,169,656
Capital Markets — 0.0%
E*Trade Financial Corp., 3.99%, 8/31/19 (a)(d)(e)		46	38,813
Chemicals — 1.5%
GEO Specialty Chemicals, Inc. (a):
7.50%, 3/31/15 (e)(f)		702	835,500
10.00%, 3/31/15		766	765,560
Hexion US Finance Corp., 6.63%, 4/15/20 (a)		280	283,500
Ineos Finance Plc (a):
8.38%, 2/15/19		125	128,438
7.50%, 5/01/20		185	183,150
			2,196,148
Commercial Services & Supplies — 0.3%
ARAMARK Corp., 3.97%, 2/01/15 (b)		75	74,625
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)		318	327,897
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (a)		12	11,520
			414,042
Consumer Finance — 0.3%
Inmarsat Finance Plc, 7.38%, 12/01/17 (a)		425	452,625
Containers & Packaging — 0.1%
OI European Group BV, 6.88%, 3/31/17	EUR	113	144,266
Diversified Financial Services — 0.8%
Ally Financial, Inc., 2.69%, 12/01/14 (b)	USD	505	483,759
Reynolds Group Issuer, Inc. (a):
7.75%, 10/15/16	EUR	200	254,101
6.88%, 2/15/21	USD	395	400,925
			1,138,785
Diversified Telecommunication Services — 0.2%
ITC Deltacom, Inc., 10.50%, 4/01/16		290	305,225

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies — 0.2%
DJO Finance LLC:
10.88%, 11/15/14	USD	144	$146,520
7.75%, 4/15/18		95	76,713
			223,233
Health Care Providers & Services — 0.5%
HCA, Inc., 6.50%, 2/15/20		455	480,594
Tenet Healthcare Corp., 8.88%, 7/01/19		170	189,125
			669,719
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (a)		980	1,146,600
Hotels, Restaurants & Leisure — 0.6%
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (a)		383	348,530
Travelport LLC (FKA Travelport, Inc.):
5.11%, 9/01/14 (b)		665	420,612
9.88%, 9/01/14		150	104,625
			873,767
Independent Power Producers & Energy Traders — 1.9%
Calpine Corp., 7.25%, 10/15/17 (a)		625	659,375
Energy Future Holdings Corp., 10.00%, 1/15/20		365	387,812
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		1,510	1,627,025
			2,674,212
Industrial Conglomerates — 0.5%
Sequa Corp., 13.50%, 12/01/15 (a)		679	720,235
Machinery — 0.1%
UR Financing Escrow Corp., 5.75%, 7/15/18 (a)		90	91,575
Media — 2.1%
AMC Networks, Inc., 7.75%, 7/15/21 (a)		120	133,200
Checkout Holding Corp., 10.68%, 11/15/15 (a)(d)		350	136,500
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		212	226,840
Series B, 9.25%, 12/15/17		967	1,039,525
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (a)		330	359,700
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (a)		1,000	1,055,000
			2,950,765

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels — 0.2%
Coffeyville Resources LLC, 9.00%, 4/01/15 (a)	USD	144	$153,360
Everest Acquisition LLC / Everest Acquisition Finance, Inc., 6.88%, 5/01/19 (a)		190	194,750
			348,110
Paper & Forest Products — 0.1%
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (a)		180	178,650
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (a)		210	214,200
Real Estate Management & Development — 0.1%
Realogy Corp., 7.63%, 1/15/20 (a)		190	195,225
Wireless Telecommunication Services — 2.2%
Cricket Communications, Inc., 7.75%, 5/15/16		825	870,375
Digicel Group Ltd. (a):
9.13%, 1/15/15		399	393,015
8.25%, 9/01/17		265	266,325
iPCS, Inc., 2.59%, 5/01/13 (b)		500	490,000
Sprint Nextel Corp. (a):
9.00%, 11/15/18		400	433,000
7.00%, 3/01/20		630	634,725
			3,087,440
Total Corporate Bonds – 13.5%			19,292,507

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.9%
DynCorp International, Term Loan B, 6.25%, 7/07/16		415	413,857
SI Organization, Inc., New Term Loan B, 4.50%, 11/22/16		466	453,147
Spirit Aerosystems, Inc., Term Loan B, 3.75%, 4/18/19		465	463,954
TransDigm, Inc.:
Add on Term Loan B2, 4.00%, 2/14/17		224	223,035
Term Loan (First Lien), 4.00%, 2/14/17		748	741,736
Wesco Aircraft Hardware Corp., Term Loan B, 4.25%, 4/07/17		356	355,289
			2,651,018
Airlines — 0.8%
Delta Air Lines, Inc., Credit - New Term Loan B, 5.50%, 4/20/17 (a)		1,107	1,100,886

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Auto Components — 3.4%
Allison Transmission, Inc., Term Loan B, 2.74%, 8/07/14	USD	1,504	$1,475,013
August LuxUK Holding Co. Sarl, Luxco Term Loan, 6.25%, 4/27/18		65	65,162
Autoparts Holdings Ltd., First Lien Term Loan, 6.50%, 7/28/17		746	721,997
Auto Components (concluded)
Federal-Mogul Corp.:
Term Loan B, 2.18%, 12/29/14		745	700,046
Term Loan C, 2.18%, 12/28/15		209	196,354
The Goodyear Tire & Rubber Company, Term Loan (Second Lien), 4.75%, 4/30/19		780	755,141
GPX International Tire Corp. (c)(g):
8.37%, 3/30/12		9	—
12.00%, 3/30/12		549	—
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17		540	537,300
UCI International, Inc., Term Loan, 5.50%, 7/26/17		395	394,012
			4,845,025
Biotechnology — 0.5%
Grifols, Inc., Term Loan B, 4.50%, 6/01/17		764	753,775
Building Products — 3.2%
Armstrong World Industries, Inc., Term Loan B, 4.00%, 3/09/18		909	897,662
CPG International, Inc., Term Loan B, 6.00%, 2/18/17		938	902,945
Goodman Global, Inc., Initial Term Loan (First Lien), 5.75%, 10/28/16		2,327	2,318,357
Momentive Performance Materials, Inc. (Nautilus), Extended Term Loan B3, 3.89%, 5/05/15	EUR	339	384,825
			4,503,789
Capital Markets — 1.7%
American Capital Ltd., Term Loan B, 7.50%, 12/31/13	USD	70	69,452
HarbourVest Partners, Term Loan (First Lien), 6.25%, 12/16/16		799	799,363
Nuveen Investments, Inc.:
(First Lien), Term Loan, 5.97%, 5/13/17		459	451,061
Incremental Term Loan, 7.25%, 5/13/17		180	179,550
Term Loan, 5.97%, 5/12/17		916	903,082
			2,402,508
Chemicals — 7.2%
American Rock Salt Holdings LLC, Term Loan, 5.50%, 4/25/17		713	675,677

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
Ashland, Inc., Term Loan B, 3.75%, 8/23/18	USD	398	$395,341
Chemtura Corp., Exit Term Loan B, 5.50%, 8/27/16		800	799,336
Gentek, Inc., Term Loan B, 5.00% - 5.75%, 10/06/15		563	562,586
Ineos US Finance LLC:
3 Year Term Loan, 5.50%, 5/04/15		100	99,438
6 year Term Loan, 6.50%, 5/04/18		3,585	3,511,364
MDI Holdings LLC, Tranche C Term Loan, 2.58%, 4/11/14	EUR	251	306,437
Nexeo Solutions LLC, Term Loan B, 5.00% - 5.75%, 9/08/17	USD	619	602,508
PolyOne Corp., Term Loan, 5.00%, 12/20/17		214	213,860
PQ Corp. (FKA Niagara Acquisition, Inc.), 3.99%, 7/30/14		1,255	1,203,765
Styron Sarl LLC, Term Loan B, 6.00% - 6.75%, 8/02/17		324	288,595
Tronox Worldwide LLC, Term Loan B, 4.25%, 2/08/18		660	648,450
Univar, Inc., Term Loan B, 5.00%, 6/30/17		1,014	985,439
			10,292,796
Commercial Services & Supplies — 4.8%
ACCO Brands Corp., Term Loan B, 4.25%, 4/30/19		985	983,819
Altegrity, Inc. (FKA US Investigations Services, Inc.), Tranche D Term Loan, 7.75%, 2/20/15		849	841,672
ARAMARK Corp.:
Extended Term Loan B, 3.49%, 7/26/16		196	192,871
Extended Term Loan C, 3.49% - 3.72%, 7/26/16		111	109,323
Letter of Credit, 3.34%, 7/26/16		13	12,684
Letter of Credit Facility, 3.49%, 7/26/16		9	8,806
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		473	470,739
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16		1,000	998,750
KAR Auction Services, Inc., Term Loan B, 5.00%, 5/19/17		1,340	1,336,525
Protection One Alarm Monitoring, Inc., Term Loan, 5.75%, 3/16/19		645	639,892
Synagro Technologies, Inc., Term Loan B, 2.24%, 4/02/14		857	747,690
Volume Services America, Inc., Term Loan B, 10.50% - 11.75%, 9/16/16		517	514,110
			6,856,881

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Communications Equipment — 1.8%
Avaya, Inc.
Term Loan B1, 3.22%, 10/24/14	USD	665	$626,070
Term Loan B3, 4.97%, 10/26/17		404	355,968
CommScope, Inc., Term Loan B, 4.25%, 1/12/18		766	761,169
Telesat Canada, Term Loan A, 4.38%, 3/24/17	CAD	870	810,742
			2,553,949
Construction & Engineering — 0.9%
BakerCorp. International, Inc., Term Loan B, 4.75%, 6/01/18		427	421,743
Safway Services LLC, First Out Tranche Loan, 9.00%, 12/16/17		900	900,000
			1,321,743
Construction Materials — 1.8%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		2,600	2,610,400
Consumer Finance — 1.6%
Springleaf Finance Corp., Term Loan, 5.50%, 5/10/17		2,435	2,245,265
Containers & Packaging — 0.6%
Sealed Air Corp., Term Loan B, 4.75%, 10/03/18		825	825,919
Diversified Consumer Services — 4.0%
Coinmach Service Corp., Term Loan, 3.24%, 11/20/14		1,337	1,243,462
Education Management LLC, Term Loan C3, 8.25%, 3/29/18		355	347,545
Laureate Education, Inc., Extended Term Loan, 5.25%, 8/15/18		2,023	1,938,686
ServiceMaster Co.:
Delayed Draw Term Loan, 2.74%, 7/24/14		130	126,530
Term Loan, 2.74% - 2.99%, 7/24/14		1,305	1,270,616
Weight Watchers International, Inc., Term Loan F, 4.00%, 3/12/19		800	785,200
			5,712,039
Diversified Financial Services — 1.5%
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%, 2/09/18		686	685,813
Tranche C Term Loan, 6.50%, 8/09/18		1,476	1,480,370
			2,166,183

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Telecommunication Services — 4.1%
Hawaiian Telcom Communications, Inc., Term Loan B, 7.00%, 2/28/17	USD	565	$557,231
Integra Telecom Holdings, Inc., Term Loan B, 9.25%, 4/15/15		786	761,273
Level 3 Financing, Inc.:
Term Loan B2, 5.75%, 9/03/18		1,800	1,782,972
Term Loan B3, 5.75%, 8/31/18		650	643,851
Tranche A Term Loan, 2.49% - 2.72%, 3/13/14		1,300	1,264,796
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		892	839,527
			5,849,650
Electronic Equipment, Instruments & Components — 1.1%
CDW LLC, Extended Term Loan, 4.00%, 7/14/17		736	703,331
Flextronics International Ltd., Delayed Draw:
Term Loan A-2, 2.49%, 10/01/14		24	23,356
Term Loan A-3, 2.49%, 10/01/14		20	20,019
Sensata Technologies Finance Co. LLC, Term Loan, 4.00%, 5/11/18		807	794,175
			1,540,881
Energy Equipment & Services — 2.9%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		518	528,441
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		676	696,157
MEG Energy Corp., Term Loan B, 4.00%, 3/16/18		1,741	1,720,425
Tervita Corp. (FKA CCS Corp.):
Incremental Term Loan, 6.50%, 10/17/14		404	401,968
Term Loan B, 3.24%, 11/14/14		869	833,105
			4,180,096
Food & Staples Retailing — 1.4%
AB Acquisitions UK Topco 2 Ltd., Facility B1, 3.58%, 7/09/15	GBP	675	960,466
Bolthouse Farms, Inc., Term Loan (First Lien), 5.50% - 5.75%, 2/11/16	USD	266	266,571
US Foods, Inc (FKA US Foodservice, Inc.), Term Loan B, 2.74%, 7/03/14		816	788,232
			2,015,269

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Food Products — 3.2%
Advance Pierre Foods:
Term Loan (First Lien), 7.00%, 9/30/16	USD	925	$925,497
Term Loan (Second Lien), 11.25%, 9/29/17		655	658,478
Del Monte Corp., Term Loan, 4.50%, 3/08/18		1,335	1,301,385
Michael Foods Group, Inc., Term Loan B, 4.25%, 2/23/18		143	142,238
Pinnacle Foods Finance LLC:
Term Loan E, 4.75%, 10/17/18		595	589,768
Tranche B Term Loan, 3.74% - 3.97%, 10/03/16		50	49,096
Solvest Ltd. (Dole):
Tranche B-2 Term Loan, 5.00% - 6.00%, 7/06/18		299	297,497
Tranche C-2 Term Loan, 5.00% - 6.00%, 7/06/18		535	532,363
			4,496,322
Health Care Equipment & Supplies — 3.4%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		1,400	1,374,744
Biomet, Inc., Term Loan B, 3.24% - 3.47%, 3/25/15		362	353,645
DJO Finance LLC:
Term Loan B2, 5.24%, 11/01/16		224	221,260
Term Loan B3, 6.25%, 9/15/17		1,200	1,185,504
Hupah Finance, Inc., Term Loan B, 6.25%, 1/21/19		410	411,284
Iasis Healthcare LLC, Term Loan, 5.00%, 5/03/18		403	396,409
Immucor, Inc., Term Loan B, 7.25%, 8/17/18		950	948,448
			4,891,294
Health Care Providers & Services — 4.6%
CHS/Community Health Systems, Inc., Non-Extended Term Loan, 2.49% - 2.72%, 7/25/14		602	590,217
ConvaTec, Inc., Term Loan, 5.75%, 12/22/16		678	672,351
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		1,033	1,026,698
Emergency Medical Services, Term Loan, 5.25% - 6.00%, 5/25/18		823	811,665
Harden Healthcare LLC:
Term Loan A, 8.50%, 3/02/15		304	298,216
Tranche A Additional Term Loan, 7.75%, 3/02/15		535	524,262
HCA, Inc., Tranche B-2 Term Loan, 3.72%, 3/31/17		368	357,054

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services (concluded)
inVentiv Health, Inc.:
Combined Term Loan B, 6.50%, 8/04/16	USD	486	$454,795
Incremental Term Loan B-3, 6.75%, 5/15/18		512	485,498
Medpace, Inc., Term Loan, 6.50% - 7.25%, 6/16/17		645	619,320
Vanguard Health Holding Co. II LLC (Vanguard Health Systems, Inc.), Term Loan B, 5.00%, 1/29/16		70	69,327
Wolverine Healthcare, Term Loan B, 6.75%, 5/12/17		695	683,706
			6,593,109
Health Care Technology — 1.3%
IMS Health, Inc., Term Loan B, 4.50%, 8/25/17		635	629,759
Kinetic Concepts, Inc., Term Loan B, 7.00%, 5/04/18		833	837,602
MedAssets, Inc., Term Loan, 5.25%, 11/16/16		425	422,800
			1,890,161
Hotels, Restaurants & Leisure — 7.2%
Alpha D2 Ltd.:
Term Loan B, 5.75%, 4/28/17		335	334,092
Term Loan B, 4.50%, 6/08/18		210	207,812
Ameristar Casinos, Inc., Term Loan B, 4.00%, 4/16/18		637	632,934
Boyd Gaming Corp., Incremental Term Loan, 6.00%, 12/17/15		444	446,437
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.49%, 1/26/18		105	92,417
Incremental Term Loan B4, 9.50%, 10/31/16		669	673,731
Term Loan B1, 3.24%, 1/28/15		133	121,576
Term Loan B3, 3.24% - 3.47%, 1/28/15		2,727	2,488,699
DineEquity, Inc., Term Loan B, 4.25% 10/19/17		40	39,661
Dunkin’ Brands, Inc., Term Loan B, 4.00%, 11/23/17		1,146	1,131,747
Golden Living, Term Loan, 5.00%, 5/04/18		167	154,819
OSI Restaurant Partners LLC:
Revolver, 2.54% - 4.50%, 6/14/13		5	4,822
Term Loan B, 2.56%, 6/14/14		50	48,762
Sabre, Inc., Non Extended Initial Term Loan, 2.24%, 9/30/14		265	251,806
SeaWorld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term Loan B, 4.00%, 8/17/17		713	702,247

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Six Flags Theme Parks, Inc., Tranche B Term Loan (First Lien), 4.25%, 12/20/18	USD	800	$791,432
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		456	428,739
Twin River Worldwide Holdings, Inc., Term Loan, 8.50%, 11/05/15		402	401,878
Wendy’s International, Inc.:
Delayed Draw Term Loan, 0.50%, 5/15/19		617	608,771
Term Loan B, 4.75%, 5/15/19		773	762,867
			10,325,249
Household Products — 0.5%
Prestige Brands, Inc., Term Loan, 5.25% - 6.25%, 1/31/19		706	706,113
Independent Power Producers & Energy Traders — 0.7%
AES Corp., Term Loan, 4.25%, 6/01/18		990	978,001
Industrial Conglomerates — 2.1%
Schrader International, Term Loan B, 6.25%, 4/27/18		50	50,126
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		349	348,252
Term Loan, 3.72%, 12/03/14		2,701	2,648,507
			3,046,885
Insurance — 0.8%
Asurion LLC, Term Loan (First Lien), 5.50%, 5/24/18		346	340,276
CNO Financial Group, Inc., Term Loan B, 6.25%, 9/30/16		803	798,822
			1,139,098
Internet Software & Services — 0.4%
Web.com Group, Inc., Term Loan B, 7.00%, 10/27/17		618	610,973
IT Services — 5.5%
Ceridian Corp., Term Loan, 3.24%, 11/10/14		805	760,464
First Data Corp.:
Extended Term Loan B, 4.24%, 3/23/18		3,874	3,500,109
Term Loan B-1, 2.99%, 9/24/14		467	441,387
Term Loan B-3, 2.99%, 9/24/14		78	74,139
InfoGroup Inc., Term Loan B, 5.75%, 5/25/18		376	334,406
iPayment, Inc., Term Loan B, 5.75%, 5/08/17		358	356,606
NeuStar, Inc., Term Loan B, 5.00%, 11/08/18		468	468,819

Floating Rate Loan Interests (b)	Par (000)		Value
IT Services (concluded)
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche B Term Loan, 3.86% - 4.09%, 2/26/16	USD	161	$158,742
TransUnion LLC, Term Loan B, 5.50%, 2/12/18		1,724	1,731,784
			7,826,456
Leisure Equipment & Products — 0.6%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		450	450,191
Freedom Group, Inc., Term Loan, 5.50%, 4/12/19		465	463,256
			913,447
Machinery — 2.6%
Harbor Freight Tools USA, Inc., Term Loan B, 5.50%, 11/10/17		555	549,727
Rexnord Corp., Term Loan B, 5.00%, 4/02/18		374	371,818
Terex Corp.:
Term Loan, 6.00%, 4/28/17	EUR	70	85,046
Term Loan B, 5.50%, 4/28/17	USD	692	691,458
Tomkins LLC, Term Loan B, 4.25%, 9/29/16		1,345	1,337,809
Wabash National Corp., Term Loan B, 6.00%, 5/02/19		630	623,700
			3,659,558
Media — 16.8%
Acosta, Inc., Term Loan, 4.75%, 3/01/18		270	266,608
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 7/16/15		288	266,175
AMC Entertainment, Inc., Term Loan B3, 4.25%, 2/22/18		374	371,803
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		893	884,880
Atlantic Broadband Finance LLC, 1st Lien Term Loan, 5.25%, 4/04/19		535	532,421
Bresnan Telecommunications Co. LLC, Term Loan B, 4.50%, 12/14/17		1,580	1,549,711
Capsugel Healthcare Ltd., Term Loan, 5.25%, 8/01/18		682	681,559
Catalina Marketing Corp., Extended Term Loan B, 5.74%, 10/31/17		618	593,586
Cengage Learning Acquisitions, Inc.:
Term Loan, 2.49%, 7/03/14		351	316,825
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		493	471,638
Charter Communications Operating LLC:
Term Loan C, 3.72%, 9/06/16		893	879,614
Term Loan D, 4.00%, 5/15/19		348	342,851

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Clarke American Corp., Term Facility B, 2.74% - 2.97%, 6/30/14	USD	106	$96,475
Clear Channel Communications:
Term Loan B, 3.89%, 1/28/16		1,388	1,079,478
Term Loan C, 3.89%, 1/28/16		182	140,693
Cumulus Media, Inc., Term Loan, 5.75%, 9/17/18		703	697,382
EMI Music Publishing Ltd., Term Loan B, 11/14/17		515	511,781
Gray Television, Inc., Term Loan B, 3.74%, 12/31/14		733	725,511
HMH Publishing Co. Ltd., Term Loan, 6.49%, 6/12/14		732	405,838
Hubbard Broadcasting, Term Loan B (Second Lien), 5.25%, 4/28/17		464	460,276
Intelsat Jackson Holdings SA (FKA Intel Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		3,465	3,433,954
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		1,535	1,507,646
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/01/19		735	722,601
Knology, Inc., Term Loan B, 4.00%, 8/18/17		341	339,425
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG), Facility B1, 3.68%, 3/06/15	EUR	304	319,787
LIN Television Corp., Term Loan B, 5.00%, 12/21/18	USD	374	374,220
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,325	1,350,679
Nielsen Finance LLC, Class B Dollar Term Loan, 3.99%, 5/02/16		726	719,246
Sinclair Television Group, Inc., Tranche B Term Loan, 4.00%, 10/28/16		737	730,413
Univision Communications, Inc., Extended First Lien Term Loan, 4.49%, 3/31/17		1,116	1,022,798
UPC Broadband Holding B.V., Term Loan U, 4.40%, 12/29/17	EUR	210	253,563
UPC Financing Partnership:
Term Loan, 4.75%, 12/29/17	USD	530	521,785
Term Loan T, 3.74%, 12/30/16		95	93,694
WC Luxco Sarl, Term Loan B3, 4.25%, 3/15/18		249	247,008
Weather Channel, Term Loan B, 4.25%, 2/13/17		1,092	1,084,415
			23,996,339

Floating Rate Loan Interests (b)	Par (000)		Value
Metals & Mining — 2.6%
Constellium Holding Co. BV, Term Loan B, 9.25%, 5/22/18	USD	230	$224,250
Novelis, Inc., Incremental Term Loan B2, 4.00%, 3/10/17		1,511	1,477,175
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18		496	490,047
Walter Energy, Inc., Term Loan B, 4.00%, 4/02/18		1,547	1,486,014
			3,677,486
Multiline Retail — 1.3%
99 Cents Only Stores, Term Loan B, 5.25%, 1/11/19		599	594,227
Dollar General Corp., Tranche B-2 Term Loan, 2.99%, 7/07/14		360	360,357
Hema Holding BV:
Term Loan B, 2.40%, 7/05/16	EUR	205	239,111
Term Loan C, 3.15%, 7/06/15		205	237,841
The Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/18	USD	385	377,600
			1,809,136
Oil, Gas & Consumable Fuels — 2.8%
Chesapeake Energy Corp., Unsecured Term Loan, 8.50%, 12/01/17		1,060	1,040,390
EP Energy LLC, Term Loan B, 6.50%, 4/24/18		500	500,315
EquiPower Resources Holdings LLC, Term Loan B, 5.75%, 1/26/18		819	802,726
Gibson Energy, Term Loan B, 4.75%, 6/15/18		943	936,982
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		671	671,151
			3,951,564
Paper & Forest Products — 0.7%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		250	251,980
Verso Paper Finance Holdings LLC, Term Loan, 6.72% - 7.47%, 2/01/13		1,494	747,059
			999,039
Pharmaceuticals — 3.8%
Aptalis Pharma, Inc., Term Loan B, 5.50%, 2/10/17		1,136	1,098,149
Pharmaceutical Product Development, Inc., Term Loan Tranche 2, 6.25%, 12/05/18		1,597	1,597,000
Quintiles Transnational Corp., Term Loan, 5.00%, 6/08/18		675	664,567
RPI Finance Trust:
Incremental Tranche 2 Term Loan, 4.00%, 11/09/18		110	109,038

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Pharmaceuticals (concluded)
RPI Finance Trust (concluded):
Term Loan Tranche 2, 4.00%, 5/09/18	USD	495	$492,356
Valeant Pharmaceuticals International, Add-On Term Loan B, 3.75%, 2/13/19		905	884,411
Warner Chilcott Corp.:
Term Loan B-1, 4.25%, 3/15/18		362	359,284
Term Loan B-2, 4.25%, 3/15/18		181	179,642
			5,384,447
Professional Services — 1.1%
Booz Allen Hamilton, Inc., Tranche B Term Loan, 3.75%, 8/03/17		335	333,208
Emdeon, Inc., Term Loan B, 6.75%, 11/02/18		933	931,106
ON Assignment, Inc., Term Loan B, 5.00%, 5/15/19		320	316,400
			1,580,714
Real Estate Investment Trusts (REITs) — 1.0%
iStar Financial, Inc.:
Term Loan A1, 5.00%, 6/28/13		1,415	1,409,009
Term Loan A2, 7.00%, 6/30/14		35	34,912
			1,443,921
Real Estate Management & Development — 1.7%
Mattamy Funding Partnership, Term Loan B, 2.75%, 4/11/13		225	221,830
Realogy Corp.:
Extended Synthetic Letter of Credit, 3.24%, 10/10/13		29	27,263
Extended Synthetic Letter of Credit Loan, 4.49%, 10/10/16		122	111,548
Extended Term Loan, 4.49%, 10/10/16		2,217	2,020,710
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		100	98,500
			2,479,851
Road & Rail — 0.8%
Avis Budget Car Rental LLC, Incremental Term Loan, 6.25%, 9/21/18		357	356,307
RailAmerica, Inc., Term Loan B, 4.00%, 3/01/19		510	507,664
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		270	265,950
			1,129,921

Floating Rate Loan Interests (b)		Par (000)	Value
Semiconductors & Semiconductor Equipment — 1.0%
Freescale Semiconductor, Inc., Extended Term Loan B, 4.49%, 12/01/16	USD	1,044	$977,863
NXP B.V., Term Loan A-2, 5.50%, 3/03/17		447	440,313
			1,418,176
Software — 3.2%
Blackboard, Inc., Term Loan B, 7.50%, 10/04/18		294	280,470
Lawson Software, Inc., Term Loan B, 6.25%, 4/05/18		2,045	2,040,992
Magic Newco LLC, Second Lien Term Loan, 12/06/19		130	125,558
Sophia, LP, Term Loan B, 6.25%, 7/19/18		600	601,074
SS&C Technologies:
Term Loan B-1, 5.00%, 5/11/19		1,051	1,047,308
Term Loan B-2, 5.00%, 5/13/19		109	108,342
Vertafore, Inc., Term Loan B, 5.25%, 7/29/16		356	351,947
			4,555,691
Specialty Retail — 5.7%
Academy Ltd., Term Loan, 6.00%, 8/03/18		898	897,750
Bass Pro Group LLC, Term Loan, 5.25%, 6/13/17		646	643,486
Burlington Coat Factory Warehouse Corp., Term Loan B, 5.50%, 2/28/17		343	339,830
Claire’s Stores, Inc., Term Loan B, 2.99% - 3.22%, 5/29/14		716	665,450
General Nutrition Centers, Inc., Term Loan B, 4.25%, 3/02/18		940	928,757
The Gymboree Corp., Term Loan, 5.00%, 2/23/18		146	135,305
Jo-Ann Stores, Inc., Term Loan, 4.75%, 3/16/18		363	359,136
Michaels Stores, Inc.:
Extended Term Loan B3, 5.00%, 7/29/16		392	390,176
Term Loan B2, 5.00%, 7/29/16		701	697,640
Petco Animal Supplies, Inc., Term Loan B, 4.50%, 11/24/17		1,125	1,109,689
Things Remembered, Inc., New Term Loan B, 8.00%, 5/30/18		360	352,800
Toys ‘R’ Us Delaware, Inc., Term Loan B3, 5.25%, 5/25/18		220	208,450
Toys ‘R’ Us Delaware, Inc.:
Term Loan, 6.00%, 9/01/16		375	366,643
Term Loan B2, 5.25%, 5/25/18		242	231,242

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)			Value
Specialty Retail (concluded)
The Yankee Candle Co., Inc., New Term Loan B, 5.25%, 4/02/19	USD	730		$724,342
				8,050,696
Textiles, Apparel & Luxury Goods — 0.7%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,060		1,029,970
Wireless Telecommunication Services — 2.3%
Crown Castle International Corp., Term Loan B, 4.00%, 1/31/19		1,072		1,056,228
MetroPCS Wireless, Inc.:
Term Loan B-3, 4.00%, 3/16/18		146		142,287
Tranche B-2 Term Loan, 4.07%, 11/03/16		475		463,953
Vodafone Americas Finance 2, Inc.:
Term Loan, 6.88%, 8/11/15 (f)		1,211		1,229,168
Term Loan B, 6.25%, 7/11/16		309		314,016
				3,205,652
Total Floating Rate Loan Interests – 123.6%				176,217,341

Other Interests (h)	Beneficial Interest (000)
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate		2,000		20
Diversified Financial Services — 0.2%
J.G. Wentworth LLC Preferred Equity Interests (c)		—	(i)	325,070
Total Other Interests – 0.2%				325,090

Warrants (j) – 0.0%	Shares
Software — 0.0%
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 3/09/17, Strike Price $12.26)		5,330		—
Total Long-Term Investments (Cost – $203,068,748) – 140.0%				199,744,985

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (k)(l)	1,524,451	$1,524,451
Total Short-Term Securities (Cost – $1,524,451) – 1.1%		1,524,451

Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19, Broker Goldman Sachs Bank USA (a)	11	—
Total Options Purchased (Cost – $10,756) – 0.0%		—
Total Investments (Cost - $204,603,955*) – 141.1%		201,269,436
Liabilities in Excess of Other Assets – (41.1)%		(58,663,391)
Net Assets – 100.0%		$142,606,045

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$204,052,123
Gross unrealized appreciation	$3,547,293
Gross unrealized depreciation	(6,329,980)

Net unrealized depreciation	$(2,782,687)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Convertible security.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	Amount is less than $500.

(j)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(k)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Affiliate	Shares Held at February 29, 2012	Net Activity	Shares Held at May 31, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,382,746	(858,295)	1,524,451	$273

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

•	Foreign currency exchange contracts as of May 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	840,000	USD	843,928	UBS AG	7/18/12	$(31,479)
USD	44,783	CAD	44,000	Citibank NA	7/18/12	2,226
USD	824,537	CAD	840,000	Citibank NA	7/18/12	12,089
USD	750,511	CAD	739,000	UBS AG	7/18/12	35,750
				Goldman Sachs Capital
USD	904,810	GBP	567,000	Market	7/18/12	31,125
USD	2,659,800	EUR	2,015,000	Citibank NA	7/25/12	167,456
Total						$217,167

*

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	—	$149,793	$2,769,605	$2,919,398
Common Stocks	$9,405	975,835	5,409	990,649
Corporate Bonds	—	17,342,917	1,949,590	19,292,507
Floating Rate Loan Interests	—	167,821,506	8,395,835	176,217,341
Other Interests	—	—	325,090	325,090
Short-Term Securities	1,524,451	—	—	1,524,451
Liabilities:
Unfunded Loan Committments	—	(176,850)	—	(176,850)
Total	$1,533,856	$186,113,201	$13,445,529	$201,092,586

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$248,646	—	$248,646
Liabilities:
Foreign currency exchange contracts	—	(31,479)	—	(31,479)
Total	—	$217,167	—	$217,167

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$7,341	—	—	$7,341
Liabilities:
Loan Payable	—	$(50,000,000)	—	(50,000,000)
Total	$7,341	$(50,000,000)	—	$(49,992,659)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2012.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2012	11

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee to determine the fair value of certain of the Fund’s Level 3 investments as of May 31, 2012:

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$4,937	Market Comparable Companies	EBITDA Multiple	5.0x	5.0x
Corporate Bonds	1,601,060	Market Comparable Companies	EBITDA Multiple	5.0x	5.0x
Floating Rate Loan Interests	747,059	Estimated Final Distribution	Probable Outcome	50%	50%
Total[3]	$2,353,056

[1]	A change to the unobservable inputs may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Probable Outcome	Increase	Decrease

[2]	Unobservable inputs are weighted based on the value of the investments included in the range.

[3]

Does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. See above valuation input table for values of such Level 3 investments. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening balance, as of February 29, 2012	$3,012,124	$16,744	$1,863,100	$9,442,927	$311,546	$14,646,441
Transfers into Level 3[1]	—	—		543,603	—	543,603
Transfers out of Level 3[1]	—	—	—	(2,223,781)	—	(2,223,781)
Accrued discounts/ premiums	12,538	—	16,290	(95,929)	—	(67,101)
Net realized gain (loss)	(45,594)	—	—	8,361	—	(37,233)
Net change in unrealized
appreciation/depreciation[2]	191,049	(11,335)	(4,800)	126,764	13,544	315,222
Purchases	1,680,613	—	75,000	1,132,066	—	2,887,679
Sales	(2,081,125)	—	—	(538,176)	—	(2,619,301)
Closing balance, as of May 31, 2012	$2,769,605	$5,409	$1,949,590	$8,395,835	$325,090	$13,445,529

[1]

Transfers into and transfers out of Level 3 represent the beginning of the reporting period value. As of February 29, 2012, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2012, the Fund used observable inputs in determining the value on the same investments. As a result, investments with a beginning of period value of $2,223,781 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	The change in unrealized appreciation/depreciation on securities still held as of May 31, 2012 was $474,602.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND II, INC.	MAY 31, 2012	12

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund II, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: July 25, 2012